Related Party Transactions (Details) - USD ($)			1 Months Ended			2 Months Ended
	Sep. 03, 2020	Aug. 03, 2020	Sep. 29, 2020	Sep. 25, 2020	Sep. 18, 2020	Sep. 30, 2020
Issuance of shares				25,000,000
Percentage of issued and outstanding shares					20.00%
Share price per share				$ 10.00
Office space						$ 10,000
Borrowing amount		$ 154,000
Warrant [Member]
Share price						$ 1.00
Class B Ordinary Shares [Member]
Issuance of shares		8,625,000
Common stock, shares, outstanding						6,937,500
Forfeited shares					250,000
Class B Ordinary Shares [Member] | Founder Shares [Member]
Common stock, shares, outstanding					7,187,500
Class B Ordinary Shares [Member] | Founder Shares [Member]
Issuance of shares					1,437,500
Warrant [Member]
Issuance of shares			550,000
Share price				$ 1.00
Class A ordinary shares [Member]
Common stock, shares, outstanding						1,337,326
Share price per share						$ 12.00
Share price			$ 11.50			$ 18.00
Founder Shares [Member]
Issuance of amount		$ 25,000
Transferred shares	35,000
Forfeited shares					937,500
Initial Public Offering [Member]
Issuance of shares				25,000,000		3,750,000
Share price per share				$ 10.00
Description of related party loans		In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor, members of the Company’s founding team or any of their affiliates may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1.5 million of such Working Capital Loans may be convertible into warrants of the post Business Combination entity at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. To date, the Company had no borrowings under the Working Capital Loans.
Loan amount		$ 300,000
Over-Allotment Option [Member]
Issuance of shares			2,750,000
Forfeited shares			250,000
Share price per share			$ 10.00
Private Placement [Member]
Issuance of shares				7,000,000
Share price per share				$ 1.00
Private Placement [Member] | Sponsor [Member]
Issuance of shares			550,000
Private Placement Warrants [Member]
Issuance of shares				7,000,000
Share price per share				$ 1.00